Consolidated Statements of Operations - HKD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total Revenues, net		$ 45,804,377	$ 20,440,683	$ 3,615,137
Costs and expenses:
Selling, general and administrative expenses		(7,319,454)	(666,286)	(490,636)
Research and development		(760,000)
Amortization		(2,560,667)
Impairment of rights of use assets		(111,136)
Depreciation		(449,514)	(294,083)	(206,006)
Profit/(Loss) from operations		773,472	8,119,825	(344,093)
Other income/(expenses):
Interest income		44,840	22,995	441
Finance costs		(656,689)	(246,262)	(179,651)
Other income		7,363,910	180,663	40,520
Total other income/(expenses), net		6,752,061	(42,604)	(138,690)
Profit/(Loss) before income taxes		7,525,533	8,077,221	(482,783)
Income tax expense		(1,100,000)	(988,347)
NET PROFIT/(LOSS)		$ 6,425,533	$ 7,088,874	$ (482,783)
Class A ordinary shares [member]
Profit/(Loss) per Class A Ordinary Share:
- Basic	[1]	$ 0.22	$ 0.25	$ (0.02)
Weighted average number of Class B Ordinary Shares
Basic	[1]	28,660,000	28,660,000	28,660,000
Diluted	[1]	29,660,000	29,660,000	29,660,000
Class A ordinary shares [member]
Profit/(Loss) per Class A Ordinary Share:
- Basic		$ 0.22	$ 0.25	$ (0.02)
Diluted	[1]	$ 0.22	$ 0.24	$ (0.02)
Weighted average number of Class B Ordinary Shares
Basic		28,660,000	28,660,000	28,660,000
Diluted		29,660,000	29,660,000	29,660,000
Class B ordinary shares [member]
Weighted average number of Class B Ordinary Shares
Basic	[1]	1,000,000	1,000,000	1,000,000
Diluted	[1]	1,000,000	1,000,000	1,000,000
Non related parties [member]
IfrsStatementLineItems [Line Items]
Total Revenues, net		$ 45,352,618	$ 20,103,097	$ 1,137,909
Costs and expenses:
Cost of revenue		(33,565,785)	(11,360,489)	(3,262,588)
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total Revenues, net		451,759	337,586	2,477,228
Costs and expenses:
Cost of revenue		$ (264,349)

[1]	The shares amounts are presented on a retroactive basis.